Share Capital and Share Premium (Details) - USD ($)	1 Months Ended	2 Months Ended	4 Months Ended	12 Months Ended
	Oct. 19, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	May 26, 2022	May 16, 2022	May 06, 2022	Apr. 19, 2022	Dec. 08, 2021	Nov. 15, 2021	Nov. 01, 2021	Oct. 19, 2021	Oct. 01, 2021	Sep. 07, 2021	Sep. 01, 2021	Jun. 04, 2021	Apr. 19, 2021	Apr. 08, 2021	Mar. 04, 2021	Feb. 12, 2021
Share Capital and Share Premium (Details) [Line Items]
Shares issued																				674,626
Shares issued for services		150,000,000		150,000,000
Common stocks, par value (in Dollars per share)				$ 0.0001
Repurchase of loan (in Dollars)																				$ 809,551
Share issued						3,400,000	200,000	520,000	120,000	260,000		260,000	360,000	650,000		16,621	520,000		150,000
Sale of Stock, Number of Shares Issued in Transaction	20,000	39,999,962	8,800,000
Cancelled Shares			6,519
Series A Convertible Preferred Stock [Member]
Share Capital and Share Premium (Details) [Line Items]
Preferred stock, par value (in Dollars per share)																		$ 1
Shares issued																		1,500,000
Subscription proceeds (in Dollars)																		$ 1,500,000
Series C Convertible Preferred Stock [Member]
Share Capital and Share Premium (Details) [Line Items]
Preferred stock, par value (in Dollars per share)															$ 10
Subscription proceeds (in Dollars)															$ 1,500,000
Preferred stock share issued															150,000
Series D Convertible Preferred Stock [Member]
Share Capital and Share Premium (Details) [Line Items]
Preferred stock, par value (in Dollars per share)											$ 0.0001
Preferred stock share issued											100,000
Number of shares reserved for issue under options and contracts for sale of shares											3,900,000
Preferred Stock [Member]
Share Capital and Share Premium (Details) [Line Items]
Preferred stock, share authorized		5,000,000		5,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001
liu [Member]
Share Capital and Share Premium (Details) [Line Items]
Share issued							500,000
Sun Lei [Member]
Share Capital and Share Premium (Details) [Line Items]
Share issued					1,000,000
Common stock [Member] | Series D Convertible Preferred Stock [Member]
Share Capital and Share Premium (Details) [Line Items]
Preferred stock, par value (in Dollars per share)											$ 0.0001